Property Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Carrying amount	$ 32,100	$ 56,700
Impairment carrying value	6,000	13,400
Impairment mineral interests	6,000	3,500
Impairment plant and equipment	9,900
Recoverable amount	$ 26,100	43,300
Increase and decrease in market capitalization, percentage	1.00%
Right-of-use assets [member]
Statement [Line Items]
Carrying amount	$ 1,500
Mineral interests [member]
Statement [Line Items]
Carrying amount	16,300	22,500
Plant and equipment [member]
Statement [Line Items]
Carrying amount	9,600	3,000
Non-producing properties [Member]
Statement [Line Items]
Carrying amount	12,500	12,400
Maxiimum [member]
Statement [Line Items]
Recoverable amount	200	400
Net assets determined after-tax discounted cash flows increase	31	77
Miniimum [member]
Statement [Line Items]
Recoverable amount	200	400
Net assets determined after-tax discounted cash flows increase	$ 23	$ 64